Other Accounts Payable (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Other Accounts Payable [Line Items]
Accrued expenses		$ 71	$ 113
Employees and related institutions		236	137
Accrued vacation	[1]	56	32
Accounts Payable and Accrued Liabilities, Current		$ 363	$ 282

[1]	Including inter alia due to a related party in the amount of $44 thousands and $22 thousand, as of December 31, 2016 and 2015, respectively.